SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2024
Accounting Policies [Abstract]
SCHEDULE OF ACCOUNTS RECEIVABLE

Accounts receivable as at December 31, 2024 and 2023 are as follows:

	December 31, 2024	December 31, 2023
Accounts Receivable	$15,317,545	$19,471,159
Allowance for credit losses	(7,436,456)	(11,407,879)
Accounts Receivable, net	$7,881,089	$8,063,280
Accounts Receivable - related parties	$295,490	$14,814,842
Allowance for credit losses	(252,035)	(14,184,067)
Accounts Receivable - related parties, net	$43,455	$630,775

SCHEDULE OF ALLOWANCE FOR CREDIT LOSSES

Balance at January 1, 2023	$25,484,295
Increase in allowance for credit losses	794,087
Foreign exchange difference	(686,436)
Balance at December 31, 2023	$25,591,946
Increase in allowance for credit losses	2,646,969
Amounts recovered during the year	(62,786)
Decrease from dissolution of a subsidiary	(1,122)
Amounts written off as uncollectible	(19,505,099)
Foreign exchange difference	(981,417)
Balance at December 31, 2024	$7,688,491

SCHEDULE OF PROPERTY , EQUIPMENT AND SOFTWARE ESTIMATED USEFUL LIVES

Office buildings	20-50 years
Lease improvement	Shorter of lease term or assets lives
Electronics equipment, furniture and fixtures	3-5 years
Motor vehicles	5 years
Purchased software	5 years
Media display equipment	5 years

SCHEDULE OF ANNUAL MINIMUM RENTAL INCOME RECEIVED
Annual minimum rental income to be received in the next 5 years:
2025	263,951
2026	99,109
Total	363,060

SCHEDULE OF FOREIGN CURRENCY TRANSLATION

The exchange rates adopted are as follows:

	December 31, 2024	December 31, 2023
Year-end RMB to US$ exchange rate	7.2995	7.0898
Average yearly RMB to US$ exchange rate	7.1905	7.0723
Year-end HKD to US$ exchange rate	7.7655	7.8081
Average yearly HKD to US$ exchange rate	7.8024	7.8284